Consolidated Statements of Changes in Shareholders' (Deficit ) Equity - USD ($) $ in Thousands	Total	Ordinary shares [Member]	Treasury Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Statutory Reserves [Member]	Accumulated Other Comprehensive Losses [Member]
Beginning balance at Dec. 31, 2014	$ (62,813)	$ 11			$ (59,932)	$ 81	$ (2,973)
Beginning balance, shares at Dec. 31, 2014		11,102,278	1,143,044
Issuance of ordinary shares and reissuance of treasury shares upon acquisition of OptAim Limited	51,644	$ 3		$ 51,641
Issuance of ordinary shares and reissuance of treasury shares upon acquisition of OptAim Limited, shares		2,535,091	(600,169)
Reissuance of treasury shares upon acquisition of Buzzinate Company Limited	2,027			2,027
Reissuance of treasury shares upon acquisition of Buzzinate Company Limited, shares		142,151	(142,151)
Issuance of ordinary shares and held as treasury shares, shares			1,578,244
Repurchase of ordinary shares	(11,638)	$ (1)	$ (11,637)
Repurchase of ordinary shares, shares		(803,217)	803,217
Reissuance of treasury shares upon exercise of employee share options	283		$ 1,854	(1,571)
Reissuance of treasury shares upon exercise of employee share options, shares		127,997	(127,997)
Share-based compensation expense	6,494			6,494
Preferred shares accretion	(2,692)			(2,692)
Redeemable ordinary shares accretion	(1,982)			(1,982)
Deemed contribution upon repurchase of Series B-1 preferred shares	2,591				2,591
Net loss for the year	(39,714)				(39,714)
Foreign currency translation	(129)						(129)
Ending balance at Dec. 31, 2015	(55,929)	$ 13	$ (9,783)	53,917	(97,055)	81	(3,102)
Ending balance, shares at Dec. 31, 2015		13,104,300	2,654,188
Reissuance of treasury shares as share-based compensation		$ 1	$ 6,328	(6,329)
Reissuance of treasury shares as share-based compensation, shares		436,773	(436,773)
Reissuance of treasury shares upon exercise of employee share options	$ 171		$ 987	(816)
Reissuance of treasury shares upon exercise of employee share options, shares	68,135	68,135	(68,135)
Share-based compensation expense	$ 21,244			21,244
Preferred shares accretion	(773)			(773)
Redeemable ordinary shares accretion	(1,556)			(1,556)
Net loss for the year	(27,330)				(27,330)
Foreign currency translation	(139)						(139)
Ending balance at Dec. 31, 2016	$ (64,312)	$ 14	$ (2,468)	65,687	(124,385)	81	(3,241)
Ending balance, shares at Dec. 31, 2016	13,609,208	13,609,208	2,149,280
Reissuance of treasury shares upon exercise of employee share options	$ 60		$ 375	(315)
Reissuance of treasury shares upon exercise of employee share options, shares	25,898	25,898	(25,898)
Share-based compensation expense	$ 5,072			5,072
Preferred shares accretion	(1,662)			(1,662)
Redeemable ordinary shares accretion	(3,650)			(3,650)
Derecognition of derivative liabilities	71,074			71,074
Issuance of ordinary shares upon Initial public offering ("IPO")	28,405	$ 2		28,403
Issuance of ordinary shares upon Initial public offering ("IPO"),shares		2,156,250
Conversion of preferred shares to Class A ordinary shares	109,695	$ 10		109,685
Conversion of preferred shares to Class A ordinary shares,shares		10,268,077
Net loss for the year	(24,619)				(24,619)
Foreign currency translation	(79)						(79)
Ending balance at Dec. 31, 2017	$ 119,984	$ 26	$ (2,093)	$ 274,294	$ (149,004)	$ 81	$ (3,320)
Ending balance, shares at Dec. 31, 2017	26,059,433	26,059,433	2,123,382